Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Provision for creditors and various suppliers	R$ 239,901	R$ 219,867
Lease financial liabilities (Note 24 a)	137,085	111,328	R$ 70,460
Payments to be processed	48,639	44,732
Contract liabilities(a)	48,943	38,867
Agreements to be transferred	37,301	28,923
Provisions for salaries, vacations and other labor charges	44,684	21,518
Administrative check	7	4,235
Other liabilities	27,439	3,005
Financing to be released	17,704	2,638
Foreign exchange transactions	1,212
Payable Dividends	11	7
Other	14,424	300
Total other liabilities	R$ 617,349	R$ 475,420